Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2024		$ 2,111	[1]	$ 819	$ 24,920,060	$ 836,215	$ 10,491,058	$ (975,343)	$ 35,274,920
Balance (in Shares) at Dec. 31, 2024		5,629	[1]	8,192,000
Foreign currency translation adjustment			[1]					236,419	236,419
Net loss			[1]				(916,109)		(916,109)
Balance at Jun. 30, 2025		$ 2,111	[1]	$ 819	24,920,060	836,215	9,574,949	(738,924)	34,595,230
Balance (in Shares) at Jun. 30, 2025		5,629	[1]	8,192,000
Balance at Dec. 31, 2025		$ 2,111	[1]	$ 819	24,920,060	836,215	10,671,200	(420,093)	36,010,312
Balance (in Shares) at Dec. 31, 2025		5,629	[1]	8,192,000
Foreign currency translation adjustment			[1]					345,507	345,507
Net loss			[1]				(1,370,065)		(1,370,065)
Issuance of ordinary shares		$ 297,837	[1]		10,120,157				10,417,994
Issuance of ordinary shares (in Shares)	[1]	794,232
Balance at Jun. 30, 2026		$ 299,948	[1]	$ 819	$ 35,040,217	$ 836,215	$ 9,301,135	$ (74,586)	$ 45,403,748
Balance (in Shares) at Jun. 30, 2026		799,861	[1]	8,192,000

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).